Fair value of financial instruments	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair value of financial instruments
12. Fair value of financial instruments
Assets and liabilities recorded on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values.
The Company’s financial instruments and investments that are carried at fair value consist mainly of Level 3 assets. Level 3 assets that are measured on a recurring basis relate to the Company’s investments in (i) Convertible Notes of Flotek, designated as trading securities and (ii) the equity method investment in BPC, for which we elected the fair value option, as described in Note 11 – Acquisitions and Investments for disclosure of the terms of these investments. The Company did not have any assets or liabilities measured at fair value using Level 2 of the fair value hierarchy at March 31, 2022. We had no Level 2 or Level 3 assets or liabilities as of December 31, 2021.
The following table sets forth the fair value of the Company’s financial instruments within Level 3 of the fair value hierarchy.

(In thousands)	March 31, 2022
Level 3
Flotek Convertible Notes	$28,100
BPC Investment	50,196

Total	$78,296

The estimated fair value of the Flotek Convertible Notes as of March 31, 2022 was valued using a Monte Carlo simulation with inputs such as the market trading price of the Flotek’s common stock, the expected volatility of the Flotek’s stock price based on historical trends, a risk-free rate of interest based on US Treasury note rates and the term of the debt, the time to liquidation based on the maturity date of the notes, and a discount rate adjusted based on the credit risk of Flotek.
The key inputs into the Monte Carlo simulation used to estimate the fair value the Convertible Notes as of March 31, 2022, were as follows:

March 31, 2022
Risk-free interest rate	1.63%
Expected volatility	90.0%
Term until liquidation (years)	0.84
Stock price	$1.26
Discount rate	7.2%

The estimated fair value of the BPC investment as of March 31, 2022 was determined to approximate cost considering the timing of the purchase of the investment. Going forward the fair value of the investment in BPC will be estimated utilizing a combination of the market and income approaches.
The following is a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from inception to March 31, 2022:

(In thousands)	March 31, 2022
Level 3
Fair value, beginning of period	$—
Acquisition of Flotek Convertible Notes	20,000
Acquisition of investment in BPC	45,952
Transfer of cost method investment to Level 3 fair value measurement	4,244
Change in fair value of Level 3 fair value measurements	8,100

Fair value, end of period	$78,296